Note 11 - Other Liabilities (Detail) - Other Liabilities (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accrued interest payable	$ 492	$ 645
Other	1,516	1,468
Total	$ 2,008	$ 2,113